Subsequent Events (Details) - $ / shares	Aug. 13, 2015	May. 11, 2015	Feb. 06, 2015	Oct. 31, 2014
Subsequent Events [Abstract]
Dividends per share	$ 0.05	$ 0.05	$ 0.05	$ 0.05